REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wages, salaries and similar	€ 6,248	€ 4,483	€ 4,308
Social security contributions payable by the Group	425	280	417
Other social contributions	407	394	377
Total	€ 7,080	€ 5,157	€ 5,102